SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating lease commitments [line items]
Operating lease expense	$ 425	$ 444	$ 408
Total commitments	632	466
Less than 1 year
Disclosure of operating lease commitments [line items]
Total commitments	102	70
Between 1 and 3 years
Disclosure of operating lease commitments [line items]
Total commitments	211	151
Between 3 and 5 years
Disclosure of operating lease commitments [line items]
Total commitments	139	78
More than 5 years
Disclosure of operating lease commitments [line items]
Total commitments	$ 180	$ 167